BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible notes payable-Short term, deferred financing costs	$ 0	$ 13,595
Convertible notes payable - long term, deferred financing cost			$ 42,895
Preferred stock, authorized	17,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	30,000,000	30,000,000
Common stock, issued	12,985,641	11,388,888	10,125,000
Common stock, outstanding	12,985,641	11,388,888	10,125,000
Series A Preferred Stock [Member]
Preferred stock, authorized	3,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, issued	1,000,000
Preferred stock, outstanding	1,000,000